GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Mar. 31, 2023
GOODWILL AND OTHER INTANGIBLE ASSETS [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS
6. GOODWILL AND OTHER INTANGIBLE ASSETS

GOODWILL

The following table summarizes the changes in the carrying amount of goodwill for the years ended March 31, 2023, and March 31, 2022, respectively (in thousands):

	Technology Segment	Product	Professional Services	Managed Services	Total
Balance March 31, 2021
Goodwill	$135,318	$-	$-	$-	$135,318
Accumulated impairment losses	(8,673)	-	-	-	(8,673)
Net carrying amount	$126,645	$-	$-	$-	$126,645

Foreign currency translations	(102)	-	-	-	(102)
Balance March 31, 2022
Goodwill	$135,216	$-	$-	$-	$135,216
Accumulated impairment losses	(8,673)	-	-	-	(8,673)
Net carrying amount	$126,543	$-	$-	$-	$126,543

Acquisitions	9,694	-	-	-	9,694
Foreign currency translations	(132)	-	-	-	(132)
Reporting unit change	(136,105)	106,497	19,712	9,896	-
Balance March 31, 2023
Goodwill	$-	$113,284	$20,968	$10,526	$144,778
Accumulated impairment losses	-	(6,787)	(1,256)	(630)	(8,673)
Net carrying amount	$-	$106,497	$19,712	$9,896	$136,105

Goodwill represents the premium paid over the fair value of the net tangible and intangible assets that are individually identified and separately recognized in business combinations. Our goodwill balance increased by $9.6 million for the year ended March 31, 2023, due to $9.7 million in goodwill additions from our acquisition of Future Com, Ltd., offset by foreign currency translation of $0.1 million. Please refer to Note 16, “Business Combinations” for details of our acquisition.

We test goodwill for impairment on an annual basis, as of the first day of our third fiscal quarter, and between annual tests if an event occurs, or circumstances change, that would more likely than not reduce the fair value of a reporting unit below its carrying value.

In our annual test as of October 1, 2022, we performed a quantitative assessment of goodwill and concluded that the fair value of our technology reporting unit exceeded its carrying value. Our conclusions would not be impacted by a ten percent change in our estimate of the fair value of the reporting unit.

In our annual test as of October 1, 2021, we performed a qualitative assessment of goodwill and concluded that, more likely than not, the fair value of our technology reporting unit continued to substantially exceed its carrying value.

OTHER INTANGIBLE ASSETS

Our other intangible assets consist of the following as of March 31, 2023, and March 31, 2022 (in thousands):

	March 31, 2023			March 31, 2022
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Purchased intangibles	$85,449	$(61,376)	$24,073	$77,224	$(52,087)	$25,137
Capitalized software development	10,516	(9,544)	972	10,517	(8,404)	2,113
Total	$95,965	$(70,920)	$25,045	$87,741	$(60,491)	$27,250

Purchased intangibles, consisting mainly of customer relationships, are generally amortized between 5 to 10 years. Capitalized software development is generally amortized over 5 years.

Total amortization expense for customer relationships and other intangible assets was $9.3 million, $10.1 million, and $10.3 million for the years ended March 31, 2023, 2022 and 2021, respectively.

The following table provides the future amortization expense for customer relationships and other intangible assets as of March 31, 2023 (in thousands):

Year ending March 31, 2024	$8,104
2025	6,235
2026	4,448
2027	2,882
2028	1,658
2029 and thereafter	746
Total	$24,073